Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt Instruments
As of December 31, 2016 and 2015, our debt consisted of the following (in thousands):

	December 31,
	2016	2015
Long-term debt:
SPLNG
6.50% Senior Secured Notes due 2020 (“2020 SPLNG Senior Notes”)	$—	$420,000
SPL
5.625% Senior Secured Notes due 2021 (“2021 SPL Senior Notes”), net of unamortized premium of $7,181 and $8,718	2,007,181	2,008,718
6.25% Senior Secured Notes due 2022 (“2022 SPL Senior Notes”)	1,000,000	1,000,000
5.625% Senior Secured Notes due 2023 (“2023 SPL Senior Notes”), net of unamortized premium of $5,657 and $6,392	1,505,657	1,506,392
5.75% Senior Secured Notes due 2024 (“2024 SPL Senior Notes”)	2,000,000	2,000,000
5.625% Senior Secured Notes due 2025 (“2025 SPL Senior Notes”)	2,000,000	2,000,000
5.875% Senior Secured Notes due 2026 (“2026 SPL Senior Notes”)	1,500,000	—
5.00% Senior Secured Notes due 2027 (“2027 SPL Senior Notes”)	1,500,000	—
2015 SPL Credit Facilities	314,000	845,000
CTPL
$400.0 million Term Loan Facility (“CTPL Term Loan”), net of unamortized discount of zero and $1,429	—	398,571
Cheniere Partners
2016 CQP Credit Facilities	2,560,000	—
Unamortized debt issuance costs (1)	(177,609)	(160,356)
Total long-term debt, net	14,209,229	10,018,325

Current debt:
7.50% Senior Secured Notes due 2016 (“2016 SPLNG Senior Notes”), net of unamortized discount of zero and $4,303	—	1,661,197
$1.2 billion SPL Working Capital Facility (“SPL Working Capital Facility”)	223,500	15,000
Unamortized debt issuance costs (1)	—	(2,818)
Total current debt, net	223,500	1,673,379

Total debt, net	$14,432,729	$11,691,704

(1)
Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each reporting period presented. As a result, we reclassified $160.4 million and $2.8 million from debt issuance costs, net to long-term debt, net and current debt, net, respectively, as of December 31, 2015.

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make, based on current construction schedules, on our outstanding debt at December 31, 2016 (in thousands):

Years Ending December 31,	Principal Payments
2017	$223,500
2018	—
2019	—
2020	2,874,000
2021	2,000,000
Thereafter	9,500,000
Total	$14,597,500

Schedule of Line of Credit Facilities
Below is a summary of our credit facilities outstanding as of December 31, 2016 (in thousands):

	2015 SPL Credit Facilities	SPL Working Capital Facility	2016 CQP Credit Facilities
Original facility size	$4,600,000	$1,200,000	$2,800,000
Outstanding balance	314,000	223,500	2,560,000
Commitments prepaid or terminated	2,643,867	—	—
Letters of credit issued	—	323,677	45,000
Available commitment	$1,642,133	$652,823	$195,000

Interest rate	LIBOR plus 1.30% - 1.75% or base rate plus 1.75%	LIBOR plus 1.75% or base rate plus 0.75%	LIBOR plus 2.25% or base rate plus 1.25% (1)
Maturity date	Earlier of December 31, 2020 or second anniversary of SPL Trains 1 through 5 completion date	December 31, 2020, with various terms for underlying loans	February 25, 2020, with principals due quarterly commencing on February 19, 2019

(1)	There is a 0.50% step-up for both LIBOR and base rate loans beginning on February 25, 2019.

Schedule of Interest Expense
Total interest expense consisted of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Total interest cost	$841,022	$707,724	$580,236
Capitalized interest	(484,122)	(523,124)	(403,204)
Total interest expense, net	$356,900	$184,600	$177,032

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table (in thousands) shows the carrying amount and estimated fair value of our debt:

	December 31, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior Notes, net of premium or discount (1)	$11,512,838	$12,308,736	$10,596,307	$9,525,809
CTPL Term Loan, net of discount (2)	—	—	398,571	400,000
Credit facilities (2) (3)	3,097,500	3,097,500	860,000	860,000

(1)
Includes 2016 SPLNG Senior Notes, 2020 SPLNG Senior Notes and SPL Senior Notes (collectively, the “Senior Notes”). The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the Senior Notes and other similar instruments.

(2)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

(3)	Includes 2015 SPL Credit Facilities, SPL Working Capital Facility and 2016 CQP Credit Facilities.